RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 16 - RELATED PARTY TRANSACTIONS

	Three Months ended
	September 30,
	2025	2024
Related party transactions:
Rental income:
Mr. Jack Wong (#1)	$-	$13,846
Interest expense paid to:
BOC (#2)	$-	$1,738

Related party balances are disclosed in Note 11.

(#1) Mr. Jack Wong is the Chief Executive Officer and Chairman of the Company. By Waiver and Consent of Shareholders, Mr. Wong was elected to the board of directors of the Company, effective March 30, 2024.

(#2) SB Resorts Sdn Bhd and BOC are wholly owned subsidiaries of BOB (holding 13.3% of the Company’s issued and outstanding common stock as of September 30, 2025).

Apart from the transactions and balances detailed elsewhere in these accompanying unaudited condensed consolidated financial statements, the Company has no other significant or material related party transactions during the periods presented.

NOTE 18 - RELATED PARTY TRANSACTIONS

	For the Years ended
	June 30,
	2025	2024
Related party transactions:
Sales to:
Borneo Eco Food Sdn Bhd (#1)	$-	$4,071
SB Resorts Sdn Bhd (#2)	$-	$25,441
Rental income:
Mr. Jack Wong (#3)	$30,000	$60,000
Professional services provided by:
Warisan Khidmat Sdn Bhd (#4)	$-	$17,905
Interest expense paid to:
BOC (#2)	$1,738	$13,536
Rental expense paid to:
SB Resorts Sdn Bhd (#2)	$3,431	$1,918
Sale of property:
Mr. Jack Wong (#3)	$857,500	$-
Settlement of debts by issuance of Company’s restricted Common Stock
BOC(#2)	$675,888	$-

Related party balances (other than those disclosed in Note 12 and Note 13)
	As of June 30,
	2025	2024
Accounts payable
Warisan Khidmat Sdn Bhd (#4)	$-	$1,484

(#1) Borneo Oil Berhad (“BOB”) is ultimate holding company of Borneo Eco Food Sdn. Bhd., and held 13.4% of the Company’s issued and outstanding Common Stock as of June 30, 2025.

(#2) SB Resorts Sdn Bhd and Borneo Oil Corporation Sdn Bhd (“BOC”) are wholly owned subsidiaries of Borneo Oil Berhad (“BOB”) (holding 13.4% of the Company’s issued and outstanding Common Stock as of June 30, 2025).

(#3) Mr. Jack Wong is the Chief Executive Officer of the Company effective October 1, 2022. By Waiver and Consent of Shareholders, Mr. Jack Wong was re-elected Director of the Company, effective March 30, 2024. This represents sale of the property located at 1138 Wildhorse Parkway Drive, Chesterfield, Missouri 63005 (“Property”) owned by Verde Renewables Inc (“VRI”), for a current market value of $857,500. A gain on disposal of $161,156 was recognized as a result of this transaction.

(#4) Warisan Khidmat Sdn. Bhd. is a company whose shareholdings is entirely held by a Director of Verde Malaysia.

Apart from the transactions and balances detailed elsewhere in these accompanying consolidated financial statements, the Company has no other significant or material related party transactions during the years presented.